Intangible assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets other than goodwill	$ 1,040,042	$ 0	$ 0
Customer-Related Intangible Assets [Member]
Intangible assets other than goodwill	993,871	0	0
Customer-Related Intangible Assets [Member] | Gross carrying amount [member]
Intangible assets other than goodwill	1,028,747	0	0
Customer-Related Intangible Assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Intangible assets other than goodwill	(34,876)	0	0
Brand names [member]
Intangible assets other than goodwill	$ 46,171